Recapitalization - Schedule of Number of Legacy Montana Shares (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Legacy Montana Units [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Legacy Montana Units	1,725,418	1,725,418
Legacy Montana Units [Member] | Class B Common Stock [Member]
Class of Stock [Line Items]
Legacy Montana Units	200,000	200,000
The Company’s Shares after conversion ratio [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
The Company’s Shares after conversion ratio	41,061,840	41,061,840
The Company’s Shares after conversion ratio [Member] | Class B Common Stock [Member]
Class of Stock [Line Items]
The Company’s Shares after conversion ratio	4,759,642	4,759,642